Commitments and contingencies - Schedule of capital commitments and contingent liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of contingent liabilities [line items]
Contracted for but not provided	£ 7,085	£ 5,017
Energy purchase commitments	16,757	13,880
Less than 1 year
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,527	1,265
In 1 to 2 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,360	1,259
In 2 to 3 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,343	1,147
In 3 to 4 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,191	1,011
In 4 to 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,031	927
More than 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 10,305	£ 8,271